Long-Term Payable (Details)	12 Months Ended
Jun. 30, 2025 USD ($)
Long-Term Payable [Line Items]
Percentage of long-term payable discount rate	6.96%
Unamortized discount	$ 17,521
Top Elegance [Member]
Long-Term Payable [Line Items]
Amount paid	262,500
Top Diligence [Member]
Long-Term Payable [Line Items]
Amount paid	262,500
Desulfurizing Towers [Member]
Long-Term Payable [Line Items]
Amount paid	$ 2,100,000
Percentage of long-term payable discount rate	6.85%